Property and Equipment, Net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 29, 2023
Property and Equipment, Net (Details) [Line Items]
Depreciation		$ 1,100	$ 800
Property plant and equipment, description				The Company’s construction in process (“CIP”) is primarily related to the construction of tooling, machinery and equipment for the Company’s production facility in Hanford, California. Tooling, machinery, and equipment are either held at Company facilities, primarily the Hanford plant, or at the vendor’s location until the tooling, machinery and equipment is completed. Of the $392.9 million and $275.0 million of CIP, $195.7 million and $43.5 million is held at Company facilities and $197.2 million and $231.6 million is held at vendor locations as of December 31, 2022 and 2021, respectively.
Depreciation and amortization expense				$ 3,000	$ 3,000
Net and finance obligation amounts	$ 25,400
Financing obligation	28,900
Gain on sale	$ 3,500			300
Lease term	5 years
Property and equipment finance lease				14,200
Finance leases and capital leases					14,200
Asset retirement obligation amount				9,400	3,000
Other Machinery and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross		235,290		9,542	8,868	$ 225,700
Building [Member]
Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross				19,395	14,180	$ 75,700
Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross		$ 120,971		392,935	275,048
Property and equipment disposed				9,600	72,100
Construction in Progress [Member] | Accounts Payable [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed				5,900	7,900
Operating Expense [Member] | Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed				$ 3,700	$ 64,200